Taxes On Income (Schedule Of Deferred Income Taxes) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Line Items]
Deferred Tax Assets, Capital Loss Carryforwards	$ 35,000
Reserves and allowances	53,773,000	36,191,000
Inventory allowances	3,805,000	5,751,000
Property, plant and equipment	4,342,000	5,329,000
Others	49,486,000	31,039,000
Net operating loss carry-forwards	18,246,000	22,816,000
Gross deferred tax assets	129,652,000	101,126,000
Valuation allowance	(5,424,000)	(9,358,000)
Net deferred tax assets	124,228,000	91,768,000
Intangible assets	(12,147,000)	(26,958,000)
Property, plant and equipment	(20,780,000)	(21,353,000)
Reserves and allowances	(19,359,000)	(1,265,000)
Net deferred tax liabilities	(52,286,000)	(49,576,000)
Net deferred tax assets	71,942,000	42,192,000
Current Assets And Liabilities
Income Taxes [Line Items]
Reserves and allowances	14,545,000	14,384,000
Inventory allowances	3,805,000	5,751,000
Property, plant and equipment	93,000	102,000
Others	19,327,000	12,601,000
Net operating loss carry-forwards	3,138,000	3,311,000
Gross deferred tax assets	40,908,000	36,149,000
Valuation allowance	(576,000)	(414,000)
Net deferred tax assets	40,332,000	35,735,000
Intangible assets	0	0
Property, plant and equipment	(9,000)	(78,000)
Reserves and allowances	(3,228,000)	(200,000)
Net deferred tax liabilities	(3,237,000)	(278,000)
Net deferred tax assets	37,095,000	35,457,000
Non-current Assets And Liabilities
Income Taxes [Line Items]
Reserves and allowances	39,228,000	21,807,000
Inventory allowances	0	0
Property, plant and equipment	4,249,000	5,227,000
Others	30,159,000	18,438,000
Net operating loss carry-forwards	15,108,000	19,505,000
Gross deferred tax assets	88,744,000	64,977,000
Valuation allowance	(4,848,000)	(8,944,000)
Net deferred tax assets	83,896,000	56,033,000
Intangible assets	(12,147,000)	(26,958,000)
Property, plant and equipment	(20,771,000)	(21,275,000)
Reserves and allowances	(16,131,000)	(1,065,000)
Net deferred tax liabilities	(49,049,000)	(49,298,000)
Net deferred tax assets	$ 34,847,000	$ 6,735,000